Note 15 - Financial Instruments (Details Textual) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2023 CAD ($) shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Gains (losses) in other comprehensive income (loss) on change in value of reported currency in 10% change	$ 3,897
Gains (losses) on change in value of reported currency in 10% change	1,554
Working capital	21,383
Restricted cash and cash equivalents	118		$ 0
Other assets	47		$ 24
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	15,579
Other assets	$ 2,289
Number of subsidiary shares held (in shares) | shares	9,880	9,880
Number of subsidiary warrants held (in shares) | shares	120	120
Share price (in CAD per share) | $ / shares		$ 7.65
Warrant price (in dollars per share) | $ / shares		$ 2.7
Total investment accounted for as measured through fair value through other comprehensive income	$ 102,900	$ 75.9
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Number of subsidiary warrants held (in shares) | shares	21,430	21,430
Share price (in CAD per share) | $ / shares		$ 1.55
Total investment accounted for as measured through fair value through other comprehensive income	$ 45,100	$ 33.2
Gains (losses) in other comprehensive income (loss) on change in value of equity prices of long-term investment in 10% change	$ 3,897
NevGold Corp [member]
Statement Line Items [Line Items]
Number of subsidiary warrants held (in shares) | shares	16,670	16,670
Investment in associates accounted for using equity method	$ 5,300
Dividends received	856
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities	$ 633